Summary of Significant Accounting Policies (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012
Accounting Policies [Abstract]
Integrated common stock issued to shareholders of iSatori upon merger			8,410,973
Investment security term	Dec. 31, 2015
Gain on investment	$ 6,000
Allowance for customer returns	68,548	50,511
Secured note receivable	117,543
Secured note receivable, maturity date	May 01, 2017
Secured note receivable, allowance	25,978
Property plant and equipment depreciation method	Straight-line method
Property plant and equipment, estimated useful lives	Ranging from three to ten years
Intangible assets, amortization method	Straight-line method
Intangible assets, estimated useful lives	Ranging from three to ten years
Intangible assets, amortization	3,259	2,184
Revenue recognition, returns, allowances and discounts	1,717,211	1,891,607
Leases, rent expense	57,108	65,645
Leases, term	Feb. 01, 2017
Leases, description	A new lease was signed on November 1, 2012 which included the expansion of the lease space to a total of 10,044 square feet to accomodate growth. The Company assumed the new addition in February, 2013.
Leases, future payments	346,137
Deferred financing fees, accumulated amortization	3,125
Marketing, deferred advertising costs	3,641	25,488
Marketing, expense	1,996,325	2,450,464
Research and development costs	37,234	13,289
Depreciation expense	$ 76,266	$ 80,150